Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses

Financial income and financial expenses consist of the following:

	Year ended December 31,
	2025	2024	2023
	(Euros in thousands)
Change in fair value of liabilities of warrants	1,730	17,264	(2,079)
Interest income	17,179	25,001	13,845
Foreign currency gains	446	18,798	5
Gains on other financial instruments	891	219	—
Other financial income	18,516	44,018	13,850
Interest expenses	(946)	(886)	(831)
Foreign currency losses	(35,720)	(435)	(5,633)
Losses on other financial instruments	—	—	(576)
Other financial expenses	(36,666)	(1,321)	(7,040)
Financial result	(16,420)	59,961	4,731